Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
General account (contingent) liabilities	€ 3,410	€ 2,832
Collateral pledged	4,594	4,090
Net exposure	(1,183)	(1,258)
Non-cash collateral that can be sold or repledged by the counterparty	0	0
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	821	962
Collateral pledged (transferred financial assets)	764	975
Net exposure	€ 57	€ (13)